Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 21,330,819	₩ 26,151,781	₩ 29,878,043
OLED Products [member]
Disclosure of geographical areas [Line Items]
Percentage of revenue from products	48.00%	40.00%	36.00%
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 11,119,769	₩ 11,731,702	₩ 12,019,534
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 3,371,229	₩ 4,699,282	₩ 5,924,262
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	87.00%	86.00%	86.00%